Quarterly Financial Data Quarterly Financial Data-Summarized Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Data [Line Items]
Total product revenues	$ 356	$ 247	$ 226	$ 187	$ 160	$ 131	$ 130	$ 86	$ 1,016	$ 507		$ 403
Net gain (loss) on derivatives	(210)	(106)	116	203	(148)	38	(154)	57	3	(207)		418
Commodity management	8	4	8	5	5	25	116	31	25	177		286
Other	1				1		(1)	1	1	1		6
Total revenues	155	145	350	395	18	194	91	175	1,045	478		1,113
Costs and Expenses	265	223	231	208	170	187	302	189	947	1,304		768
Operating Income (Loss)	(110)	(78)	119	187	(152)	7	(211)	(14)	98	(826)		345
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(20)	(378)	327	95	(162)	(209)	(201)	(100)	24	(672)		40
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(18)	232	(251)	(3)	(10)	(10)	3	88	(40)	71	[1]	(1,766)	[1]
Net income (loss) attributable to WPX Energy, Inc.	(38)	(146)	76	92	(172)	(219)	(198)	(12)	(16)	(601)		(1,726)
Income (Loss) from Continuing Operations Attributable to WPX	(24)	(381)	323	91	(165)	(235)	(207)	(105)	9	(712)		31
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to WPX	(18)	232	(251)	(3)	(10)	(10)	3	88	(40)	71		(1,767)
Net loss attributable to WPX Energy, Inc.	$ (42)	$ (149)	$ 72	$ 88	$ (175)	$ (245)	$ (204)	$ (17)	$ (16)	$ (601)		$ (1,727)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.06)	$ (0.96)	$ 0.81	$ 0.24	$ (0.48)	$ (0.69)	$ (0.69)	$ (0.38)	$ 0.02	$ (2.28)		$ 0.13
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	(0.04)	0.58	(0.63)	(0.01)	(0.03)	(0.03)	0.01	0.32	(0.10)	0.23		(7.55)
Earnings Per Share, Basic	(0.10)	(0.38)	0.18	0.23	(0.51)	(0.72)	(0.68)	(0.06)	(0.08)	(2.05)		(7.42)
Income (Loss) from Continuing Operations, Per Diluted Share	(0.06)	(0.96)	0.77	0.23	(0.48)	(0.69)	(0.69)	(0.38)	0.02	(2.28)		0.13
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(0.04)	0.58	(0.60)	(0.01)	(0.03)	(0.03)	0.01	0.32	(0.10)	0.23		(7.50)
Earnings Per Share, Diluted	$ (0.10)	$ (0.38)	$ 0.17	$ 0.22	$ (0.51)	$ (0.72)	$ (0.68)	$ (0.06)	$ (0.08)	$ (2.05)		$ (7.37)

[1]	Includes $52 million related to international activity for 2015.